1933 Act Registration No. 888-03176
1940 Act Registration No. 002-72066

--------------------------------------------------------------------------------

SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [  ]
Pre-Effective Amendment No.                                  [  ]
Post-Effective Amendment No.                                 [36]


and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940                           [  ]
Amendment No.                                                [36]


                                DECLARATION FUND
               (Exact name of registrant as specified in Charter)

                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
              (Address of Principle Executive Offices and Zip Code)

                                  610-832-1075
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X] Immediately  upon filing  pursuant to paragraph (b)
[ ] 60 days after filing pursuant to  paragraph  (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] On  ___________,  pursuant  to  paragraph  (b)
[ ] On ____________, pursuant to paragraph (a)(1)
[ ] On ___________, pursuant to paragraph (a)(2) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933. A report pursuant to Rule 24f-2 was filed on May 4, 2000.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
May 1, 2001

                                 THE WATER FUND
                                 --------------
                                  (the "Fund")

                        A SERIES OF THE DECLARATION FUND
                                  (the "Trust")
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                                 1-800-318-8353


                                   PROSPECTUS

                                   May 1, 2001


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

THE FUND

         What is the Fund's Investment Objective?........................      3
         What are the Fund's Primary Investment Strategies?..............      3
         What are the Principal Risks of Investing in the Fund?..........      4
         How Has the Fund Performed in the Past?.........................      5
         What are the Fund's Fees And Expenses?..........................      6
         An Example of Fund Expenses Over Time...........................      6

THE FUND'S INVESTMENT ADVISER

         The Adviser.....................................................      7
         The Portfolio Managers..........................................      7

HOW TO BUY AND SELL SHARES

         Investing In The Fund...........................................      7
         Determining Share Prices........................................      7
         Distribution (12b-1) Fees.......................................      8
         Minimum Investment Amounts......................................      8
         Opening and Adding To Your Account..............................      8
         Purchasing Shares By Mail.......................................      9
         Purchasing Shares By Wire Transfer..............................      9
         Purchases through Financial Service Organizations...............     10
         Purchasing Shares By Automatic Investment Plan..................     10
         Purchasing Shares By Telephone..................................     10
         Miscellaneous Purchase Information..............................     11
         How to Sell (Redeem) Your Shares................................     11
         By Mail.........................................................     11
         Signature Guarantees............................................     12
         By Telephone....................................................     12
         By Wire.........................................................     12
         Redemption At The Option Of The Fund............................     12

DIVIDENDS AND DISTRIBUTIONS..............................................     13

TAX CONSIDERATIONS.......................................................     13

GENERAL INFORMATION......................................................     13

FOR MORE INFORMATION.....................................................     15


                                    THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment goals by:

     o investing in common stocks without restrictions regarding market capitalization;
     o normally investing at least 85% of the Fund's total assets in US and foreign common; and
     o normally investing at least 85% of the Fund's total assets in "Water Companies".

     The Fund's Adviser defines "Water Companies" to be:

     o    publicly traded water utility and/or utility management companies;
     o    companies   that  produce   equipment  and  supplies  used  for  water
          transport, cleansing, recycling, treatment and supply;
     o    companies that produce and/or supply quality bottled drinking water;
     o    companies   that   are   primarily   involved   in   the   production,
          transportation and/or serving of seafood products; and
     o companies that derive a significant portion of their annual revenues (at least 25%) from oceanic and other marine activities.

     As everyone knows, fresh, clean water is essential to all life on this planet. The Fund's Adviser believes that the continued availability of water and recurring problems with its potability will become highly focused issues in the 21st century. As water availability problems increase in priority, companies whose business focus revolves around water may experience dramatically increased growth and visibility among investors. The Adviser believes that the Fund is the first US mutual fund to recognize water as a principal investment opportunity.

     The Fund's Adviser believes that the Fund's investment objective is best achieved by investing in "Water Companies" that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Adviser employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    excellent prospects for growth;
     o    strong franchise;
     o    highly qualified  management;
     o    consistent free cash flow; and
     o    high returns on invested capital.

     The Fund may invest up to 40% of its total assets in foreign "Water Company" securities, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

     Where profitable utility situations or technological developments occur in countries without US listings or ADR opportunities, the Fund may directly invest in such securities on foreign exchanges. The Fund will not invest more than 25% of its total assets in foreign securities on foreign exchanges.

     The Fund will normally invest its remaining assets, if any, in cash equivalents, such as U.S. government debt instruments, money market mutual funds, and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Small To Medium-Cap Stock Risks- The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

     Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Focused Portfolio Risk- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

     Furthermore, the Fund is considered to be a sector fund, which means that it will concentrate the majority of its investments in a single industry; in this case, the water industry. Investing in a single industry makes the Fund more susceptible to negative impacts on that industry than a more diversified fund might be. Also, a change in the value of a single company within that industry might have a pronounced effect on the other companies in that industry, with the result that there would be a more pronounced negative effect on the Fund than such a change would have on a more diversified fund.

     Temporary Defensive Positions- Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. Under certain extraordinary market conditions, cash reserves may be a significant percentage of the Fund's total net assets. In the event such conditions occur, the Fund will invest its cash reserves in U.S. Government debt instruments, money market funds and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     Management Risk- Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history.

HOW HAS THE FUND PERFORMED IN THE PAST?

     The following two tables illustrate the Fund's performance since inception. The first table provides some indications of the risks of an investment in the Fund by showing the Fund's returns since inception. The second shows how the Fund has performed on a cumulative basis since inception in comparison to S&P 500 Stock Index, which is a broad measure of the performance of the U.S. stock market.

AVERAGE ANNUAL TOTAL RETURN*

1999      2000

[BAR CHART]

-0.94%    6.59%

*As a percent of average net assets

Highest Quarterly Return:
      3.55%    4th Quarter 2000
Lowest Quarterly Return:
     -1.31%    1st Quarter 2000

                                                            For the Period From
                                                            October 26, 1999
                                                            (Commencement of
                                   Year Ended               operations) Through
Average Annual Total Return        December 31, 2000        December 31, 2000

The Water Fund                          6.59%                    4.70%

Standard & Poor's 500 Stock Index**    -9.10%                    3.75%

** The Standard & Poor's 500 Stock Index is an unmanaged index of 500 U.S. stocks and gives a broad look at how stocks have performed.


WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

                ================================================
                                Shareholder Fees:
                                -----------------
                   (fees paid directly from your investment)

                Maximum Sales Charge (Load)
                Imposed on Purchases                        NONE

                Maximum Deferred Sales                      NONE
                Charge (Load)

                Maximum Sales Charge (Load)                 NONE
                Imposed on Reinvested Dividends
                And other Distributions

                Redemption Fees                             NONE

                ================================================

                         Annual Fund Operating Expenses:
                         -------------------------------
                  (expenses that are deducted from Fund assets)
                ------------------------------------------------
                Management Fees1                           1.50%

                Distribution (12b-1) Fees2                 0.25%

                Other Expenses3                            0.00%
                                                           -----
                Total Annual
                Fund Operating Expenses                    1.75%
                ================================================

1. Management fees include a fee of 1.00% for investment advisory services and 0.50% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. Because payments under the 12b-1Plan are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. For the year ended December 31, 2000, the Fund did not incur any "Other Expenses."

AN EXAMPLE OF EXPENSES OVER TIME

This example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods (because the Fund does not charge redemption fees, your costs would be the same even if you did not redeem your shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     ONE YEAR           THREE YEARS         FIVE YEARS          TEN YEARS
     --------           -----------         ----------          ---------

       $178                $551                 $956              $2,076
                            -----               -----

                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

THE WATER FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
                                                                                        FOR THE PERIOD
                                                                                       OCTOBER 26, 1999
                                                                  FOR THE YEAR         (COMMENCEMENT OF
                                                                      ENDED             OPERATIONS) TO
                                                                DECEMBER 31, 2000     DECEMBER 31, 1999
                                                                -----------------     -----------------
NET ASSET VALUE - BEGINNING OF PERIOD                              $       9.89          $      10.00
                                                                   ------------          ------------
Investment Operations:
     Net investment income                                                 0.05                  0.02
     Net realized and unrealized gain (loss) on investments                0.60                 (0.11)
                                                                   ------------          ------------
               Total from investment operations                            0.65                 (0.09)
                                                                   ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                           (0.05)                (0.02)
                                                                   ------------          ------------
               Total distributions                                        (0.05)                (0.02)
                                                                   ------------          ------------

NET ASSET VALUE - END OF PERIOD                                    $      10.49          $       9.89
                                                                   ============          ============

TOTAL RETURN                                                              6.59%                (0.94)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                               $      6,756          $      3,048
Ratio of expenses to average net assets                                   1.75%                 1.75%(1)
Ratio of net investment income to average net assets                      0.71%                 1.03%(1)
Portfolio turnover rate                                                  35.93%                 9.67%

(1)  Annualized


                          THE FUND'S INVESTMENT ADVISER

The Adviser
-----------
Avalon Trust Company (the "Adviser"), 125 Lincoln Avenue, Suite 100, Santa Fe, New Mexico 87501, serves as investment adviser to the Fund. The Adviser is a state-regulated independent trust company organized and incorporated under the laws of the State of New Mexico.

The Adviser's principal business and occupation is to provide fiduciary trust services, financial management services and investment advisory services to individuals, foundations, and other institutions throughout the United States. The Adviser has been investment adviser to the Fund since its inception. The Adviser manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operating Services Agreement.

For its investment advisory services to the Fund, the Trust pays to the Adviser, on the last day of each month, an annualized fee equal to 1.00% of the average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund. For the year ended December 31, 2000, the Fund paid the Adviser $46,141 for investment advisory services.

The Portfolio Managers
----------------------
Mr. Roger Decort and Mr. Owen Quattlebaum are responsible for choosing the securities in which the Fund will invest and for providing the day-to-day investment management services for the Fund. Mr. Decort is President and Chief Executive Officer of the Adviser. Mr. Quattlebaum is Senior Vice President and Chief Investment Officer of the Adviser. Mr. Quattlebaum and Mr. Decort have been executive officers of the Adviser since the firm's inception, and each has over twenty years experience in the financial management field.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

Determining Share Prices
------------------------
Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Trustees. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Distribution (12b-1) Fees
-------------------------
The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund is authorized to pay an annualized fee of up to 0.25% of the Fund's average daily net assets to compensate certain parties for expenses incurred in the distribution of the Fund's shares and the servicing and maintenance of existing shareholder accounts. For the year ended December 31, 2000, the Fund paid out $11,535 in distribution fees.

Because payments under the 12b-1Plan are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Minimum Investment Amounts
--------------------------
Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $2,500                    $1,000
IRAs              $1,000                    $  100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $2,500                    $100 per month minimum
IRAs              $1,000                    $100 per month minimum
--------------------------------------------------------------------------------

Opening and Adding To Your Account
----------------------------------
You can invest in the Fund by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-318-8353.


Purchasing Shares By Mail
-------------------------
To make your initial investment in the Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to The Water Fund, and mail the Form and check to:

                                 The Water Fund
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460

To make subsequent purchases, simply make a check payable to The Water Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Declaration Service Company, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Call 1-800-318-8353 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3.   Fill out and mail or fax an Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                      First Union Bank, NA, ABA # 031201467
                 Credit: Declaration Fund, Acct. # 2000003245996
                           Further credit: Water Fund,
                          Acct # [Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.


Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan
----------------------------------------------
You may purchase shares of the Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan application included with this Prospectus. You may only select this  option  if  you  have  an  account  maintained  at  a  domestic  financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-318-8353.

Purchasing Shares by Telephone
------------------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the Automated Clearing House, which could be as many as two days after you place your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
All applications to purchase shares of the Fund may be rejected by authorized officers of the Trust at their sole discretion. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian will charge a $35.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds. The Fund reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m.
Eastern time on any business day in accordance with their procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

                  Declaration Service Company
                  555 North Lane, Suite 6160
                  Conshohocken, PA  19460

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in good order. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

"Good order" means that your redemption request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
-----------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

o    if you change the ownership on your account;
o when you want the redemption proceeds sent to a different address than is registered on the account;
o if the proceeds are to be made payable to someone other than the account's owner(s);
o    any redemption transmitted by federal wire transfer to your bank; and
o if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

By Telephone
-------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-800-318-8353 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering your redemption request in person or by mail. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone exactly when desired.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Fund's Custodian and/or your bank may charge fees for processing redemptions by wire transfer.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $2000, the Fund may notify you that, unless your account is increased to $2000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2000 before any action is taken. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action or for investments in IRA accounts. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the one or more appropriate indices.

CODE OF ETHICS

The Board of Trustees of Declaration Trust have approved a Code of Ethics for the Fund and Declaration Distributors Inc. The Board has also approved the Code of Ethics for Avalon Trust Company. Both Codes govern the personal activities of persons who may have knowlege of the investment activities of the Fund ("Access Persons"), requires that they file reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Fund. The Board is responsible for overseeing the implementation of the compliance with the Codes.

NOTICE OF PRIVACY POLICIES AND PROCEDURES

We collect non-public personal information about you from the following sources:
(i) information we receive from you on applications or other forms; and (ii) information about your transactions with us.

Our policies prohibit disclosure of non-public personal information about its present or former individual shareholders to anyone, except as permitted or required by law and except as necessary for entities providing services to us, performing functions for us or maintaining records on our behalf, to perform the applicable functions.

All services provided to you are through our service providers. All records containing your non-public personal information are at our service providers. These entities include our transfer agent, administrative service provider, and investment adviser. Contracts with these entities prohibit them from disclosing non-public personal information about you, require them to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information. We restrict access to non-public personal information about you to the entities described above.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated May 1, 2001, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                                 The Water Fund
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460
                                 1-800-318-8353

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Fund, or request a copy of the SAI or other documents relating to the Fund, by contacting the Securities and Exchange Commission:

IN PERSON:  at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:  1-800-SEC-0330

BY  MAIL:  Public  Reference  Section,   Securities  and  Exchange   Commission,
Washington, D.C. 20549-6009 (duplicating fee required)

ON THE INTERNET:  www.sec.gov


                           Investment Company Act No.
                                    888-03176

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2001

                                Declaration Fund
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Water Fund, dated May 1, 2001. You may obtain a copy of the Prospectus, free of charge, by writing to Declaration Fund, c/o The Declaration Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 800-318-8353.

                                TABLE OF CONTENTS

Investment Policies and Restrictions                 Custodian
Investment Adviser                                   Transfer Agent
Trustees and Officers                                Administration
Performance Information                              Distributor
Purchasing and Redeeming Shares                      Independent Accountants
Tax Information                                      Distribution Fees
Portfolio Transactions                               Financial Statements

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objectives and the manner in which the Fund pursues its investment objectives are generally discussed in the prospectus. This section provides additional information concerning the Fund's investments and its investment restrictions.

The Fund is a non-diversified Fund, meaning that the Fund can concentrate its investments in a smaller number of companies than a more diversified fund. The Fund normally will invest at least 85% of total assets in the common stock of U.S. and foreign companies, and will normally hold a focused portfolio consisting of "Water Companies", as that term is defined in the prospectus. The Fund may also invest in a variety of other securities. The types of securities in which the Fund may ordinarily invest are listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

COMMON STOCKS. The Fund will ordinarily invest at least 85% of its total assets in U.S. and foreign common stocks or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets. For purposes of the Fund's 85% minimum investment in common stocks, REITS are considered to be common stock.

FOREIGN SECURITIES. The Fund may invest up to 40% of its total net assets in the common stock of foreign issuers. Up to 25% of the Fund's total assets may be invested in foreign securities trading of foreign exchanges. The Fund may also invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies are not subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

PREFERRED STOCK. The Fund may invest in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objectives and policies.

DEBT SECURITIES. The Fund may invest in U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

     Credit Risk- A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

     Interest Rate Risk- All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, the longer a security has until it matures, the more pronounced will be a change in its value when interest rates change.

MONEY MARKET MUTUAL FUNDS. The Fund may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

     Repurchase Agreement Risk- A repurchase agreement exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens the Fund can lose money because: (i) it may not be able to sell the securities at the agreed-upon time and price; and (ii) the securities may lose value before they can be sold.

CASH RESERVES. The Fund may hold a significant portion of its net assets in cash, either to maintain liquidity or for temporary defensive purposes.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Adviser determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such manner as the Fund's Board of Directors ("Board" or "Directors") in good faith deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. The Fund intends to invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Directors, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER. The Fund has no operating history and therefore has no annual reportable portfolio turnover. The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year. For the period October 29, 1999 (commencement of operations) through December 31, 1999, the Fund's portfolio turnover rate was 9.67%. For the year ended December 31, 2000, the portfolio turnover rate was 35.93%

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs. This also could result in the payment by shareholders of above-average amounts of taxes on realized investment gains, although every effort will be made to minimize taxes. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. Invest less than 85% of its assets (valued at time of investment) in securities of "Water Companies", as that term is defined in the Prospectus;

3. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

4. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

5.   Make margin purchases or short sales of securities;

6. Invest in companies for the purpose of management or the exercise of control;

7. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

8. Acquire or retain any security issued by a company, an officer or director of which is an officer or Trustee of the Trust or an officer, director or other affiliated person of the Advisor.

9. Invest in oil, gas or other mineral exploration or development programs, or invest in marketable securities of companies engaged in oil, gas or mineral exploration;

10. Purchase or sell real estate or real estate loans or real estate limited partnerships, or invest in marketable securities of companies that invest in real estate or interests in real estate.

11.  Purchase warrants on securities.

12.  Issue senior securities.

13.  Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 13 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

a. Invest more than 15% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 15% of its net assets in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.
d. purchase more than 3% of the voting securities of any one investment company;
e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;
f. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

                               INVESTMENT ADVISER

Information concerning Avalon Trust Company, the Fund's Adviser, is contained in the Fund's prospectus. This section contains additional information about the contractual arrangements between the Adviser and the Trust.

The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Trust dated October 15, 1999 (the "Agreement").

The Agreement provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement. The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                              TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of the Fund are managed by the Advisor, subject to the bylaws of the Trust and review by the Board of Trustees. The
Trustees of the Trust, including those Trustees who are also officers, are listed below:

                         Position       Principal Occupation For the
Name, Age,               with Trust     Last Five Years
--------------------------------------------------------------------------------

George R. Stasen*        Trustee        Co-founder and partner of Mentor Capital
(Age 55)                                Partners, Ltd., a Philadelphia merchant
                                        banking firm, since 1993. Formerly CFO
                                        of the Rushmore Group of Bethesda, MD.

A. Louis Denton          Trustee        President and Chief Executive Officer of
(Age 41)                                Philadelphia Corporation for Investment
                                        Services, a financial advice and
                                        services firm. Employed by firm since
                                        1989.

Dow W. Stewart           Trustee        President and CEO of Prime Capital
(Age 56)                                Holdings since 1997. Formerly Chief
                                        Operating Officer and Treasurer of Stone
                                        & McCarthy Research Associates
                                        (1995-1996) and co-founded and served as senior Managing partner and Chief
                                        Financial Officer to R. J. Walls &
                                        Company (1990- 1995).


Terence P. Smith*        President      Chief Executive Officer, controlling
(Age 54)                 Trustee        shareholder, Declaration Service
                                        Company, Declaration Distributors, Inc.,
                                        Declaration Investment Advisers, Inc.
                                        (Declaration Holdings, Inc.). Officer of the Fund and Officer and or controlling shareholder of Declarations Holdings,
                                        Inc. since 1987.

Peter J. Tucci             Trustee      Attorney, partner in the Philadelphia
(Age 39)                                office of Reed Smith Shaw & McClay LLP
                                        and is the head of Reed Smith's 35
                                        attorney International Practice Group.

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

Declaration Fund is an open-end, diversified, management investment company. Originally incorporated in Pennsylvania on April 9, 1981, Declaration Fund changed its form of organization to a business trust effective, July 9,1984. It became registered with the Commonwealth of Pennsylvania as a Pennsylvania Business Trust on May 16, 1990. Declaration Fund is a series fund.

The table below sets forth the compensation anticipated to be paid by the Trust to each of the independent Trustees of the Trust during the fiscal year ending December 31, 2000.

NAME OF TRUSTEE       COMPENSATION     PENSION  ANNUAL        TOTAL COMPENSATION
                      FROM TRUST       BENEFITS BENEFITS      PAID TO TRUSTEE
--------------------------------------------------------------------------------
George R. Stasen         0.00             0.00                      0.00
A. Louis Denton          0.00             0.00                      0.00
Dow W. Stewart           0.00             0.00                      0.00
Peter J. Tucci           0.00             0.00                      0.00
Terence P. Smith         0.00             0.00                      0.00

The Adviser intends to purchase substantially all of the shares the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Trust's bylaws contain procedures for the removal of Trustees by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Trustees.

                             PRINCIPAL SHAREHOLDERS

As of April 30, 2001, Turtle & Co.DX0037, State Street Bank, NA, FBO Client Accounts, held 963,086 shares of the fund which comprised 97.5% of all shares outstanding.


                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.


                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)   = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of Trustees. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.


The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a redemption fee equal to 1.00% of the NAV.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.


If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be substantial. However, the Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Trust's Board of Trustees. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.

                                    CUSTODIAN

First Union National Bank acts as custodian for the Fund. As such, First Union holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. First Union Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders. Pursuant to an agreement with the Fund Custodian, fees are paid by the Adviser

                                 TRANSFER AGENT

Declaration Service Company ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Advisor and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. Pursuant to an agreement with the Fund, Declaration Service Company fees are paid by the Adviser.

                                 ADMINISTRATION

DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records
(h) dividend disbursing agent, dividend reinvestment agent, transfer agent, and registrar services and functions (including answering inquiries related to shareholder Portfolio accounts);

                                   DISTRIBUTOR

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, Pa 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Advisor and Fund. Pursuant to an agreement with the Fund, Declaration Distributors Inc. fees are paid by the Adviser.

                             INDEPENDENT ACCOUNTANTS

Sanville & Company serves as the Company's independent auditors for the fiscal year ending December 31, 2000.

                                DISTRIBUTION FEES

The Fund has adopted a Plan of Distribution, or "12b-1 Plan" under which it may finance activities primarily intended to sell shares. Under the 12b-1 Plan, the Fund may pay a distribution fee at an annual rate of up to 0.25% of average daily net assets of the Fund to the Adviser for services primarily intended to sell shares and for providing certain shareholder services. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. For teh period October 29, 1000 (commencement of operations) through December 31, 1999 the Fund paid $1,244 in distribution fees; for the year ended December 31, 2000, the Fund paid $11,535 in distribution fees.


Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Adviser, and such payments may exceed the expenses actually incurred. The Trust's Board of Trustees evaluates the Plan on a regular basis.

You should be aware that, over time, 12b-1 fees will increase the costs of your investment, and may eventually cost you more than other types of sales charges.

The Board of Trustees, including those Trustees that are not affiliated with the Trust, Adviser or any of the Trust's service providers, and who have no interest in the Plan, approved the Plan after finding, based on their reasonable business judgement, that the Plan would likely benefit the Fund and its shareholders.

In approving the Plan, the Board determined that there is a reasonable likelihood that the Plan would benefit the Trust, the Fund and its shareholders. In doing so, the Board considered several factors, including that the Plan would
(i) enable investors to choose the purchasing option best suited to their individual situations, thereby encouraging current shareholders to make additional investments in the Fund and attracting new investors and assets to Trust to the benefit of the Fund and its shareholders, (ii) facilitate distribution of the Fund's shares, (iii) help maintain the competitive position of the Trust in relation to other funds that have implemented or are seeking to implement similar distribution arrangements; and (iv) permit possible economies of scale through increased Fund size.

                                 CODE OF ETHICS

The Board of Trustees of Declaration Trust have approved a Code of Ethics for the Fund and Declaration Distributors Inc. The Board has also approved the Code of Ethics for Avalon Trust Company. Both Codes govern the personal activities of persons who may have knowlege of the investment activities of the Fund ("Access Persons"), requires that they file reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Codes also place significant restrictions on the ability of Access Persons to engage in personal transactions in securities that are or may be purchased and sold by the Fund. The Board is responsible for overseeing the implementation of the compliance with the Codes.

                              FINANCIAL STATEMENTS

Audited financial statements for the Fund for the year ended December 31, 2000 are incorporated by referring to the Annual Report to Shareholders dated December 31, 2000. If you have not received a copy of the financial statements, they are available from the Fund at no charge.

                                     PART C
                                OTHER INFORMATION

Item 23  Exhibits
-------  --------

A. Articles of Incorporation of Registrant- Incorporated by reference from PEA# 27, filed on February 29, 1996.

B. Bylaws of Registrant- Incorporated by reference form PEA # 27, filed on February 29, 1996.

C.        Not Applicable- See Declaration of Trust of Registrant

D.        (1)Investment  Advisory  Agreement with Innovative  Financial Partners
          Exhibit 23(D), Incorporated by reference from PEA #34, filed on March 2, 1999.

(2) Investment Advisory Agreement with Avalon Trust Company, incorporated by reference from PEA #35, filed May 3, 2000.

E.   (1)  Distribution  Agreement  with  Declaration   Distributors,   Inc.  and
          Innovative Financial Partners, Inc. Exhibit 23(E), incorporated by reference from PEA #34, filed on March 2, 1999.

     (2) Distribution Agreement with Declaration Distributors, Inc. and Avalon Trust Company, incorporated by reference from PEA #35, filed May 3, 2000.

F.        None [Not Applicable]


G. Custodian Agreement with First Union National Bank- Incorporated by reference from PEA # 15, filed on March 1, 1990.

H.   (1)  Operating  Services  Agreement with  Innovative  Financial  Partners.-
          Exhibit 23(H)(1). Incorporated by reference from PEA #34, filed on March 2, 1999.

     (2)  Investment   Services  Agreement  with  Declaration  Service  Company-
          Exhibit 23(H)(2). Incorporated by reference from PEA #34, filed on March 2, 1999.

     (3) Operating Services Agreement with Avalon Trust Company, incorporated by reference from PEA #35, filed May 3, 2000.

     (4) Investment Service Agreement with Avalon Trust Company, incorporated by reference from PEA #35, filed May 3, 2000.

I. (1) Opinion of Counsel- Exhibit 23(I)(1), Incorporated by reference from PEA #34, filed on March 2, 1999.

     (2) Opinion of Counsel- Exhibit 23 (I) (2), incorporated by reference from PEA #35, filed May 3, 2000.

     (3)  Opinion of Counsel - Attached as Exhibit 23(I)(3).

J.        Consent of Independent Public Accountants

K.        Not Applicable

L.        Not Applicable

M.   (1)  Plan of Distribution with Vanderpal  Protected Income and Growth Fund,
          Exhibit 23(M). Incorporated by reference from PEA #34, filed on March 2, 1999.

     (2) Plan of Distribution with The Water Fund, incorporated by reference from PEA #35, filed May 3, 2000.

N.        Not Applicable

O.        Not Applicable

P.   (1)  Declaration Group Code of Ethics, attached as Exhibit 23(P)(1)

     (2)  Avalon Trust Company Code of Ethics, attached as Exhibit 23(P)(2)

Item 24.  Persons Controlled by or under Common Control with Registrant.
--------  --------------------------------------------------------------

No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 25.  Indemnification.
--------  ----------------

The Law of Pennsylvania generally authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the Registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act and other applicable federal laws, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. With respect to the indemnification provisions of any agreement entered into by the Company, to the extent that such indemnification provisions may be inconsistent with, or unenforceable, under any federal or state securities law, the Company shall not be liable therefore.

Item 26.  Business and Other Connections of Investment Adviser.
--------  -----------------------------------------------------

The Advisor has no other business or other connections.

Item 27.  Principal Underwriters.
--------  -----------------------

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA will be the Fund's principal underwriter. Mr.Terence P. Smith is Chief Executive Officer of the underwriter, and serves as President and Trustee of the Fund.

Item 28.  Location of Accounts and Records.
--------  ---------------------------------

Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA

Item 29.  Management Services.
--------  --------------------

Declaration Service Company.
555 North Lane, Suite 6160
Conshohocken, PA

Item 30.  Undertakings.
--------  -------------

None

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Conshohocken and State of Pennsylvania on the 3rd day of May, 2001.

                                Declaration Fund
                                  (Registrant)

                     By: _______________________, President
                            Terence P. Smith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                            Title                     Date
----                            -----                     ----

                                President &               May 3, 2001
----------------------          Trustee
Terence P. Smith

                                Trustee                   May 3, 2001
----------------------
Dow W. Stewart

                                Trustee                   May 3, 2001
----------------------
George R. Stasen

                                Trustee                   May 3, 2001
----------------------
A. Louis Denton


---------------------           Trustee                   May 3, 2001
Peter J. Tucci